Employee Benefit Plans - Defined Benefit Plan Funded Status of Plan (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	$ 708	$ 1,209
Accrued benefit cost	(226)	(200)
Total pension benefits	482	1,009
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	0	0
Accrued benefit cost	(180)	(91)
Total pension benefits	(180)	(91)
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(117)	(138)
Total pension benefits	(117)	(138)
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit cost	(8)	(7)
Total pension benefits	$ (8)	$ (7)